Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Capital Securities Limited
   Address:  5 The North Colonnade
             Canary Wharf
             London
	     England

           Form 13F File Number: *

         * File number not yet available

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Riqueza Feaster Lamin
                        Title: U.S. Large Holdings Advisory
                        Phone: 0044 20 3134 6849

Signature, Place, and Date of Signing:

Riqueza Feaster Lamin New York USA, February 16, 2010


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-826                     Barclays PLC